                                                       1933 Act File No. 2-66437
                                                      1940 Act File No. 811-2993

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   41   ....................        X

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   34  ....................................        X

                     EDWARD JONES MONEY MARKET FUND

           (Exact Name of Registrant as Specified in Charter)

                        Federated Investors Funds
                          5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                (Address of Principal Executive Offices)

                             (412) 288-1900
                     (Registrant's Telephone Number)

                       John W. McGonigle, Esquire,
                       Federated Investors Tower,
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b)
 X  on April 28, 2003, pursuant to paragraph (b)
 __ 60 days after filing pursuant to paragraph (a) (i)
 __ on _____________, pursuant to paragraph (a) (i).
 __ 75 days after filing pursuant to paragraph (a)(ii)
 __ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky
2101 L Street, N.W.
Washington, D.C. 20037

EdwardJones

Edward Jones Money Market Fund

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PROSPECTUS

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April 30, 2003

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INVESTMENT SHARES
RETIREMENT SHARES

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A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing in a portfolio of short-term money market instruments.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Serving Individual Investors Since 1871
NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 5

How is the Fund Sold? 6

How to Purchase Shares 6

How to Redeem and Exchange Shares 8

Account and Share Information 10

Who Manages the Fund? 11

Financial Information 11

Report of Ernst & Young LLP, Independent Auditors 24

Board of Trustees and Fund Officers 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund's Investment Shares have maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

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The Fund`s Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's Investment Shares total return for the three month period from January 1, 2003 to March 31, 2003 was 0.13%.

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Within the period shown in the bar chart, the Fund's Investment Shares highest quarterly return was 1.45% (quarters ended September 30, 2000 and December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended December 31, 2002).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2002.

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	1 Year	5 Years	10 Years	Start of Performance[1]
Investment Shares	1.08%	3.81%	3.92%	6.35%
Retirement Shares	0.58%	N/A	N/A	1.16%

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1 The Fund's Investment and Retirement Shares start of performance dates were May 12, 1980 and May 21, 2001, respectively.

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The Fund's Investment Shares 7-Day Net Yield as of December 31, 2002 was 0.62%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

EDWARD JONES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares or Retirement Shares.

Shareholder Fees	Investment Shares	Retirement Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.41%	0.41%
Distribution (12b-1) Fee	None	None
Shareholder Services Fee	0.25%	0.25%
Other Expenses	0.18%	0.64%
Total Actual Annual Fund Operating Expenses	0.84%	1.30%

1 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Investment Shares and Retirement Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Investment Shares and Retirement Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares and Retirement Shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Investment Shares	$ 86	$268	$466	$1,037

Retirement Shares	$132	$412	$713	$1,568

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the principal types of fixed income securities in which the Fund may invest.

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U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Repurchase Agreements

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $1,000, except that there is no minimum requirement for those shareholders in the Edward D. Jones & Co. Complete Financial Organization (CFO) Accounts or who have signed an Automatic Collection and Reinvestment Service Agreement.

THE EDWARD JONES CFO ACCOUNTS

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This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As a CFO Account subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. CFO Accounts also permit daily, automatic redemption of Fund Shares to satisfy debit balances in your Brokerage Accounts.

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How is the Fund Sold?

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The Fund offers two Share classes: Investment Shares and Retirement Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individual, joint, custodial, trust, fiduciary, corporate, partnership, association or proprietorship accounts.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

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You may purchase Shares by check or wire. Fund Shares purchased before 2:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

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When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. This is normally within three business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward D. Jones & Co. (third-party checks) are not accepted.

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When payment is made by wire with federal funds, the order is considered received within two business days. The Fund reserves the right to reject any request to purchase Shares.

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BY CHECK

To purchase Shares by check:

  sign the Automatic Collection and Reinvestment Service Agreement;
  complete and sign a checkwriting application;1
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  enclose a check made payable to Edward D. Jones & Co.; and
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  send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

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1 This form is available from your Edward D. Jones & Co. investment professional. It is optional but recommended.

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BY WIRE

Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

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RETIREMENT INVESTMENTS

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You may purchase Retirement Shares only in retirement accounts (such as qualified plans and IRAs). You may also purchase Investment Shares in a retirement account, however, you must maintain a $2,500 average monthly account balance or a $3.00 fee will apply. Call your Edward D. Jones & Co. investment professional for information on retirement investments.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member.

How to Redeem and Exchange Shares

You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.

BY TELEPHONE

You may redeem or exchange Shares by calling your Edward D. Jones & Co. investment professional.

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If you call before 2:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

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If you call after 2:00 p.m. (Eastern time), your redemption will be mailed to you the following business day. You will receive that day's dividend.

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BY MAIL

You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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CHECKWRITING AND DEBT CARD PRIVILEGE

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You may request checks and a debit card to redeem your Investment Shares. Your account will continue to receive the daily dividend declared on the Investment Shares being redeemed until the check or debit card transaction is presented for payment. You may not write checks or use the debit card to close an account. The checkwriting and debit card privilege may be discontinued at any time. For further information, including checkwriting and debit card requirements, contact your Edward D. Jones & Co. investment professional.

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ADDITIONAL CONDITIONS

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Share Certificates

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

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You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

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The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the third business day upon receipt of the wired funds by Edward Jones. If you purchase Shares by check, you begin earning dividends on the fourth business day after Edward Jones receives your check. In either case, you earn dividends through the day your redemption request is received.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month in Investment Shares. Otherwise, Edward D. Jones & Co. will charge you a $3.00 fee for that month. Checkwriting, debit card and CFO Account privileges will be deleted from Investment Share accounts with a zero balance after 90 days. Retirement Share accounts may be subject to the policy in the future.

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TAX INFORMATION

Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Passport Research Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below.

Average Daily Net Assets	Advisory Fee as Percentage of Average Daily Net Assets
First $500 million	0.500%
Second $500 million	0.475%
Third $500 million	0.450%
Fourth $500 million	0.425%
Over $2 billion	0.400%

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, as applicable. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights--Investment Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 24.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.05	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.97%	2.75%	5.62%	4.43%	4.63%

Ratios to Average Net Assets:

Expenses	0.84%	0.83%	0.91%	0.94%	0.87%

Net investment income	0.96%	2.75%	5.47%	4.35%	4.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$9,090,066	$9,722,644	$11,019,037	$8,761,300	$7,671,750

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Retirement Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 24.

	Year Ended 2/28/2003	Period Ended 2/28/2002 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00

Total Return[2]	0.50%	1.41%

Ratios to Average Net Assets:

Expenses	1.30%	1.30%[3]

Net investment income	0.49%	1.78%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount			Value
		GOVERNMENT AGENCIES--49.3%
$148,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.210% - 1.215%, 3/7/2003 - 3/16/2003	$147,928,319
302,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.220% - 1.300%, 5/28/2003 - 8/15/2003	300,584,890
1,122,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.199% - 1.380%, 3/2/2003 - 4/21/2003	1,121,710,895
535,500,000		Federal Home Loan Bank System Notes, 1.410% - 2.990%, 3/14/2003 - 3/8/2004	535,478,347
379,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.240% - 2.790%, 3/27/2003 - 8/14/2003	377,263,831
225,050,000		Federal Home Loan Mortgage Corp. Notes, 4.750% - 6.375%, 3/15/2003 - 2/15/2004	229,971,289
1,573,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.230% - 2.640%, 3/12/2003 - 8/27/2003	1,567,270,910
1,033,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.170% - 1.240%, 3/9/2003 - 5/5/2003	1,032,706,510
171,000,000		Federal National Mortgage Association Notes, 1.430% - 5.750%, 4/15/2003 - 3/8/2004	172,539,384
27,000,000	[2]	Student Loan Marketing Association Discount Notes, 2.680%, 3/14/2003	26,973,870
72,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 1.183%, 4/25/2003	71,966,980

		TOTAL GOVERNMENT AGENCIES	5,584,395,225

		REPURCHASE AGREEMENTS--49.4%
250,000,000		Interest in $500,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.380%, dated 2/28/2003, to be repurchased at $250,028,750 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/15/2029	250,000,000
341,000,000		Interest in $500,000,000 joint repurchase agreement with Bank of America LLC, 1.380%, dated 2/28/2003, to be repurchased at $341,039,215 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/25/2042	341,000,000
404,941,000		Interest in $1,839,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.340%, dated 2/28/2003, to be repurchased at $404,986,218 on 3/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2027	404,941,000
328,000,000		Interest in $500,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.380%, dated 2/28/2003, to be repurchased at $328,037,720 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/10/2015	328,000,000
230,000,000		Interest in $500,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.330%, dated 2/28/2003, to be repurchased at $230,025,492 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/25/2033	230,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$341,000,000		Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.380%, dated 2/28/2003, to be repurchased at $341,039,215 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2032	$341,000,000
165,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.250%, dated 1/23/2003, to be repurchased at $165,309,375 on 3/18/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/25/2033	165,000,000
226,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.270%, dated 2/6/2003, to be repurchased at $226,255,129 on 3/10/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2032	226,000,000
235,000,000	[3]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280%, dated 1/10/2003, to be repurchased at $235,868,978 on 4/24/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2038	235,000,000
200,000,000		Interest in $1,350,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.340%, dated 2/28/2003, to be repurchased at $200,022,333 on 3/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2020	200,000,000
150,000,000	[3]	Interest in $450,000,000 joint repurchase agreement with Goldman Sachs & Co., Inc., 1.255%, dated 1/23/2003, to be repurchased at $150,298,063 on 3/21/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2032	150,000,000
180,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.380%, dated 2/28/2003, to be repurchased at $180,020,700 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2032	180,000,000
416,000,000		Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.380%, dated 2/28/2003, to be repurchased at $416,047,840 on 3/3/2003, collateralized by U.S. Treasury and Government Agency Obligations with various maturities to 2/1/2033	416,000,000
250,000,000		Interest in $400,000,000 joint repurchase agreement with Lehman Brothers, Inc., 1.320%, dated 2/28/2003, to be repurchased at $250,027,500 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/21/2013	250,000,000
100,000,000	[3]	Interest in $315,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.280%, dated 1/15/2003, to be repurchased at $100,174,222 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2033	100,000,000
152,898,000		Interest in $645,000,000 joint repurchase agreement with Salomon Smith Barney, Inc., 1.380%, dated 2/28/2003, to be repurchased at $152,915,583 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2033	152,898,000
65,000,000	[3]	Interest in $140,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290%, dated 1/3/2003, to be repurchased at $65,137,421 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2032	65,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$83,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 1.300%, dated 11/22/2002, to be repurchased at $83,308,714 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2032	$83,000,000
100,000,000		Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.330%, dated 2/28/2003, to be repurchased at $100,011,083 on 3/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	100,000,000
1,152,258,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.380%, dated 2/28/2003, to be repurchased at $1,152,390,510 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032	1,152,258,000
229,000,000		Interest in $575,000,000 joint repurchase agreement with WestLB AG, 1.380%, dated 2/28/2003, to be repurchased at $229,026,335 on 3/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2041	229,000,000

		TOTAL REPURCHASE AGREEMENTS	5,599,097,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$11,183,492,225

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,325,250,736) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Investments in securities	$5,584,395,225
Investments in repurchase agreements	5,599,097,000

Total investments in securities, at amortized cost and value		$11,183,492,225
Cash		217,846
Income receivable		14,393,423
Receivable for shares sold		143,973,600

TOTAL ASSETS		11,342,077,094

Liabilities:
Payable for shares redeemed	10,806,674
Payable for shareholder services fee	2,165,292
Payable for transfer and dividend dispersing agent fees	2,268,236
Income distribution payable	1,181,502
Accrued expenses	404,654

TOTAL LIABILITIES		16,826,358

Net assets for 11,325,326,592 shares outstanding		$11,325,250,736

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$9,090,065,839 ÷ 9,090,011,111 shares outstanding		$1.00

Retirement Shares:
$2,235,184,897 ÷ 2,235,315,481 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Interest		$204,281,534

Expenses:
Investment adviser fee	$46,822,070
Administrative personnel and services fee	8,567,549
Custodian fees	328,468
Transfer and dividend disbursing agent fees and expenses -- Investment Shares	7,724,056
Transfer and dividend disbursing agent fees and expenses -- Retirement Shares	10,706,934
Directors'/Trustees' fees	94,584
Auditing fees	14,060
Legal fees	25,453
Portfolio accounting fees	758,204
Shareholder services fee--Investment Shares	23,348,251
Shareholder services fee--Retirement Shares	5,134,293
Share registration costs	569,702
Printing and postage -- Investment Shares	336,652
Printing and postage -- Retirement Shares	561,098
Insurance premiums	10,619
Miscellaneous	40,287

TOTAL EXPENSES	105,042,280

Net investment income		$99,239,254

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$99,239,254	$300,627,256

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(89,220,305)	(277,256,090)
Retirement Shares	(10,018,949)	(23,371,166)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(99,239,254)	(300,627,256)

Share Transactions:
Proceeds from sale of shares	44,944,621,706	45,705,305,854
Net asset value of shares issued to shareholders in payment of distributions declared	100,480,067	305,315,748
Cost of shares redeemed	(45,269,160,679)	(45,480,348,635)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(224,058,906)	530,272,967

Change in net assets	(224,058,906)	530,272,967

Net Assets:
Beginning of period	11,549,309,642	11,019,036,675

End of period	$11,325,250,736	$11,549,309,642

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On May 21, 2001, a new class of shares known as Retirement Shares became effective and the existing class of shares was designated as Investment Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between shares classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per shares dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 2003, capital paid-in aggregated $11,325,250,736.

Transactions in shares were as follows:

Year Ended February 28	2003		2002
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	27,692,036,988	$27,691,961,132	32,642,046,738	$32,642,046,738
Shares issued to shareholders in payment of distributions declared	90,648,276	90,648,276	283,053,361	283,053,361
Shares redeemed	(28,415,317,774)	(28,415,317,774)	(34,221,493,153)	(34,221,493,153)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(632,632,510)	$(632,708,366)	(1,296,393,054)	$(1,296,393,054)

	Year Ended 2/28/2003		Period Ended 2/28/2002[1]
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	17,252,660,574	$17,252,660,574	13,063,259,116	$13,063,259,116
Shares issued to shareholders in payment of distributions declared	9,831,791	9,831,791	22,262,387	22,262,387
Shares redeemed	(16,853,842,905)	(16,853,842,905)	(11,258,855,482)	(11,258,855,482)

NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	408,649,460	$408,649,460	1,826,666,021	$1,826,666,021

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(223,983,050)	$(224,058,906)	530,272,967	$530,272,967

1 For the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended February 28, 2003 and 2002, was as follows:

	2003	2002
Tax-exempt income	--	--

Ordinary income[1]	$99,239,254	$300,627,256

Long-term capital gains	--	--

Return of capital	--	--

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,105,646

Undistributed long-term capital gain	--

Unrealized appreciation	--

Capital loss carryforward	--

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion.

Adviser's Background

Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company ("FIMCO"), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward D. Jones & Co. L.P. serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward D. Jones & Co. L.P. is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF EDWARD JONES MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edward Jones Money Market Fund at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 11, 2003

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1980	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1998

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA [TITLE(S)] Began serving: [Month/Year]

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: November 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT

Susan R. Hill has been the Fund's Portfolio Manager since 1993. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.


A Statement of Additional Information (SAI) dated April 30, 2003 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

EdwardJones

Investment Company Act File No. 811-2993

Cusip 48019P102
Cusip 48019P201


8032801A (4/03)


EDWARD JONES MONEY MARKET FUND

Statement of additional Information

April 30, 2003

Investment Shares
retirement Shares

This Statement of Additional Information (SAI) is not a prospectus.
Read this SAI in conjunction with the prospectus for Edward Jones Money
Market Fund (Fund), dated April 30, 2003.  Obtain the prospectus without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    How is the Fund Sold?
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services
                                    to the Fund?
                                    How Does the Fund Measure
                                    Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses

8032801B (4/03)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on
January 9, 1980.  The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Investment Shares and
Retirement Shares (Shares). This SAI relates to both classes of
Shares.  The Fund changed its name from Edward D. Jones & Co. Daily
Passport Cash Trust to Edward Jones Money Market Fund on April 5, 2001.
The Fund's investment adviser is Passport Research, Ltd.  (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

  The Fund is permitted to invest in any high quality money market instrument. As a matter of investment policy, however, the Fund presently limits its investments to the U.S. government securities and government agency securities described in the prospectus and repurchase agreements collateralized by U.S. government securities. The purpose of this policy is to minimize any credit risk associated with the Fund's investments. This policy may be changed at the discretion of the Board.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium)
than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields.
  In addition to the U.S. government securities and government agency securities described in the prospectus, and subject to its present policy described above, the following describes types of fixed income securities in which the Fund may invest:

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks.
Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in
U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by
non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risk of a zero coupon security.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults.
In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United
States. The Fund considers an issuer to be based outside the United
States if:
o     it is organized under the laws of, or has a principal office located in another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Special Transactions

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of
Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc.
(Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.
Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo
Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security.
The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or
subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the
Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund.
Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment Ratings
The highest rating category of a nationally recognized statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated SP-1+,
SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by
Moody's Investors Service ("Moody's") or F-1+, F-1 or F-2 by Fitch
Ratings ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as S&P and Moody's. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the
U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Prepayment Risks
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable
characteristics.

Fundamental INVESTMENT Objective and Policies
The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
  Money market instruments include, but are not limited to,
U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities
("U.S. government obligations"), instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation
(FDIC) or Federal Savings and Loan Insurance Corporation (FSLIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances; these instruments are not necessarily guaranteed by the FDIC or FSLIC), repurchase agreements (an instrument where the seller agrees to repurchase the instrument at the time of sale at a mutually agreed upon time and price), and prime commercial paper including variable amount demand master notes.
  The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC or
FSLIC. To the extent the Fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic U.S. banks,
consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations and the possible impact of interruptions in the flow of international currency transactions.
  Commercial paper investments will be limited to commercial paper rated
A-1 or A-2 by S&P, Prime 1 or Prime 2 by Moody's or F-1 or F-2 by
Fitch. In the case where commercial paper has received different ratings from different services, such commercial paper is an acceptable investment so long as at least one rating was a high quality rating and provided the Board or its designee determines that such investment presents minimal credit risks.
  The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest.
  The Fund may also purchase U.S. Government obligations on a when-issued or delayed delivery basis. Although the money market instruments purchased by the Fund represent unconditional promises to repay the entire investment proceeds at maturity, this in itself does not suggest that the shares of the Fund are themselves guaranteed. The investment policies outlined above permit investment in a wide variety of money market instruments and it is anticipated that investment emphasis will shift within available categories of instruments depending on the current condition of the money market.
  The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.
  The investment objective and policies may not be changed by the Fund's
Board without shareholder approval.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not purchase any money market instruments on margin or sell any money market instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.
  Interest paid on borrowed funds will not be available for investment.
The Fund will liquidate any such borrowings as soon as possible.
However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Investing in Commodities or Real Estate
The Fund will not invest in commodities, commodity contracts or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Lending Cash or Securities
The Fund will not lend any of its assets (except that it may purchase or hold money market instruments, to include repurchase agreements and variable amount demand master notes, permitted by the investment objective and policies).

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments
The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.
  However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the
Fund.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities,"
as defined by the Investment Company Act of 1940 (1940 Act). The
following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities
The Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Board. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.
  The Fund did not borrow money, pledge securities or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
  For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a
U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the
1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized
appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the
Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate
(such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.

SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the
1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind.
In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the
Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with
Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the
Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the
Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.  All
Shares of the Fund have equal voting rights.
Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Fund's outstanding Shares.
As of April 2, 2003, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Shares.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Fund comprises one portfolio and the Federated
Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.
As of April 2, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION


         Name                                                    Aggregate      Total Compensation
      Birth Date                                                Compensation     From Fund and
        Address                                                  From Fund       Federated Fund
  Positions Held with      Principal Occupation(s) for Past     -------------       Complex
         Fund              Five Years, Other Directorships      (past fiscal     (past calendar
  Date Service Began        Held and Previous Position(s)          year)             year)

                         Principal Occupations: Chief                $0              $0
John F. Donahue*         Executive Officer and Director or
Birth Date: July 28,     Trustee of the Federated Fund
1924                     Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE     Federated Investors, Inc.;
Began serving: January   Chairman, Federated Investment
1980                     Management Company, Federated
                         Global Investment Management Corp.
                         and Passport Research, Ltd.

                         Previous Positions: Trustee,
                         Federated Investment Management
                         Company and Chairman and Director,
                         Federated Investment Counseling.

                         Principal Occupations: President or         $0               $0
J. Christopher Donahue*  Executive Vice President of the
Birth Date: April 11,    Federated Fund Complex; Director or
1949                     Trustee of some of the Funds in the
PRESIDENT AND TRUSTEE    Federated Fund Complex; President,
Began serving:           Chief Executive Officer and
November 1998            Director, Federated Investors,
                         Inc.; President, Chief Executive
                         Officer and Trustee, Federated
                         Investment Management Company;
                         Trustee, Federated Investment
                         Counseling; President, Chief
                         Executive Officer and Director,
                         Federated Global Investment
                         Management Corp.; President and
                         Chief Executive Officer, Passport
                         Research, Ltd.; Trustee, Federated
                         Shareholder Services Company;
                         Director, Federated Services
                         Company.

                         Previous Position: President,
                         Federated Investment Counseling.

                         Principal Occupations: Director or      $8,049.83         $148,500
Lawrence D. Ellis,       Trustee of the Federated Fund
M.D.*                    Complex; Professor of Medicine,
Birth Date: October      University of Pittsburgh; Medical
11, 1932                 Director, University of Pittsburgh
3471 Fifth Avenue        Medical Center Downtown;
Suite 1111               Hematologist, Oncologist and
Pittsburgh, PA           Internist, University of Pittsburgh
TRUSTEE                  Medical Center.
Began serving: August
1987                     Other Directorships Held: Member,
                         National Board of Trustees,
                         Leukemia Society of America.

                         Previous Positions: Trustee,
                         University of Pittsburgh; Director,
                         University of Pittsburgh Medical
                         Center.

-------------------------------------------------------------------------
* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested"
due to the positions they hold with Federated and its subsidiaries.
Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities
Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                     Total
                                                                                 Compensation
          Name                                                    Aggregate      From Fund and
       Birth Date                                               Compensation    Federated Fund
        Address            Principal Occupation(s) for Past       From Fund         Complex
Positions Held with Fund   Five Years, Other Directorships      (past fiscal     past calendar
   Date Service Began       Held and Previous Position(s)           year)           (year)

                         Principal Occupation: Director or        $8,854.81        $163,350
Thomas G. Bigley         Trustee of the Federated Fund
Birth Date: February 3,  Complex.
1934
15 Old Timber Trail      Other Directorships Held: Director,
Pittsburgh, PA           Member of Executive Committee,
TRUSTEE                  Children's Hospital of Pittsburgh;
Began serving: October   Director, University of Pittsburgh.
1995
                         Previous Position: Senior Partner,
                         Ernst & Young LLP.

                         Principal Occupations: Director or       $8,854.81        $163,350
John T. Conroy, Jr.      Trustee of the Federated Fund
Birth Date: June 23,     Complex; Chairman of the Board,
1937                     Investment Properties Corporation;
Grubb &              Partner or Trustee in private real
Ellis/Investment         estate ventures in Southwest
Properties Corporation   Florida.
3838 Tamiami
Trail                    Previous Positions: President,
N. Naples, FL            Investment Properties Corporation;
TRUSTEE                  Senior Vice President, John R. Wood
Began serving: August    and Associates, Inc., Realtors;
1991                     President, Naples Property
                         Management, Inc. and Northgate
                         Village Development Corporation.

                         Principal Occupation: Director or        $8,854.81        $163,350
Nicholas P. Constantakis Trustee of the Federated Fund
Birth Date: September    Complex.
3, 1939
175 Woodshire Drive      Other Directorships Held: Director,
Pittsburgh, PA           Michael Baker Corporation
TRUSTEE                  (engineering and energy services
Began serving: November  worldwide).
1998
                         ------------------------------------

                         Previous Position: Partner,
                         Anderson Worldwide SC.

                         Principal Occupation: Director or        $8,049.83        $148,500
John F. Cunningham       Trustee of the Federated Fund
Birth Date: March 5,     Complex.
1943
353 El Brillo Way        Other Directorships Held: Chairman,
Palm Beach, FL           President and Chief Executive
TRUSTEE                  Officer, Cunningham & Co., Inc.
Began serving: November  (strategic business consulting);
1998                     Trustee Associate, Boston College.

                         Previous Positions: Director,
                         Redgate Communications and EMC
                         Corporation (computer storage
                         systems); Chairman of the Board and
                         Chief Executive Officer, Computer
                         Consoles, Inc.; President and Chief
                         Operating Officer, Wang
                         Laboratories; Director, First
                         National Bank of Boston; Director,
                         Apollo Computer, Inc.

                         Principal Occupation: Director or        $8,049.83        $148,500
Peter E. Madden          Trustee of the Federated Fund
Birth Date: March 16,    Complex; Management Consultant.
1942
One Royal Palm Way       Other Directorships Held: Board of
100 Royal Palm Way       Overseers, Babson College.
Palm Beach, FL
TRUSTEE                  ------------------------------------
Began serving: August
1991                     Previous Positions: Representative,
                         Commonwealth of Massachusetts
                         General Court; President, State
                         Street Bank and Trust Company and
                         State Street Corporation (retired);
                         Director, VISA USA and VISA
                         International; Chairman and
                         Director, Massachusetts Bankers
                         Association; Director, Depository
                         Trust Corporation; Director, The
                         Boston Stock Exchange.

                         Principal Occupations: Director or       $8,854.81        $163,350
Charles F. Mansfield,    Trustee of the Federated Fund
Jr.                      Complex; Management Consultant;
Birth Date: April 10,    Executive Vice President, DVC
1945                     Group, Inc. (marketing,
80 South Road            communications and technology)
Westhampton Beach, NY    (prior to 9/1/00).
TRUSTEE
Began serving: November  Previous Positions: Chief Executive
1998                     Officer, PBTC International Bank;
                         Partner, Arthur Young & Company
                         (now Ernst & Young LLP); Chief
                         Financial Officer of Retail Banking
                         Sector, Chase Manhattan Bank;
                         Senior Vice President, HSBC Bank
                         USA (formerly, Marine Midland
                         Bank); Vice President, Citibank;
                         Assistant Professor of Banking and
                         Finance, Frank G. Zarb School of
                         Business, Hofstra University.

John E. Murray, Jr.,     Principal Occupations: Director or       $9,659.81        $178,200
J.D., S.J.D.             Trustee of the Federated Fund
Birth Date: December     Complex; Chancellor and Law
20, 1932                 Professor, Duquesne University;
Chancellor, Duquesne     Consulting Partner, Mollica &
University               Murray.
Pittsburgh, PA
TRUSTEE                  Other Directorships Held: Director,
Began serving: February  Michael Baker Corp. (engineering,
1995                     construction, operations and
                         technical services).

                         Previous Positions: President,
                         Duquesne University; Dean and
                         Professor of Law, University of
                         Pittsburgh School of Law; Dean and
                         Professor of Law, Villanova
                         University School of Law.

                         Principal Occupations:  Director or      $8,049.83        $148,500
Marjorie P. Smuts        Trustee of the Federated Fund
Birth Date: June 21,     Complex; Public Relations/Marketing
1935                     Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA           Previous Positions: National
TRUSTEE                  Spokesperson, Aluminum Company of
Began serving: February  America; television producer;
1984                     President, Marj Palmer Assoc.;
                         Owner, Scandia Bord.

                         Principal Occupations:  Director or      $8,049.83        $148,500
John S. Walsh            Trustee of the Federated Fund
Birth Date: November     Complex; President and Director,
28, 1957                 Heat Wagon, Inc. (manufacturer of
2604 William Drive       construction temporary heaters);
Valparaiso, IN           President and Director,
TRUSTEE                  Manufacturers Products, Inc.
Began serving: November  (distributor of portable
1998                     construction heaters); President,
                         Portable Heater Parts, a division
                         of Manufacturers Products, Inc.
                         ------------------------------------

                         Previous Position: Vice President,
                         Walsh & Kelly, Inc.

OFFICERS**
-------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Fund
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.; Director, Federated Global
                              Investment Management Corp. and Federated Investment
                              Management Company; Portfolio Manager, Federated
                              Administrative Services; Vice President, Federated
                              Investors, Inc.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.
---------------------------------------------------------------------------------------
                              Susan R. Hill has been the Fund's Portfolio Manager
Susan R. Hill                 since 1993.  She is Vice President of the Fund.  Ms.
Birth Date: June 20, 1963     Hill joined Federated in 1990 and has been a Portfolio
VICE PRESIDENT                Manager since 1993 and a Vice President of the Fund's
                              Adviser since 1997. Ms. Hill was a Portfolio Manager
                              and an Assistant Vice President of the Adviser from
                              1994 until 1997. Ms. Hill is a Chartered Financial
                              Analyst and received an M.S. in Industrial
                              Administration from Carnegie Mellon University.

**    Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer
and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh,
Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from
1988 until his retirement from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001. It should be noted that Mr.
Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.


COMMITTEES OF THE BOARD
            Committee             Committee Functions                            Meetings Held
Board       Members                                                              During Last
Committee                                                                        Fiscal Year
Executive   John F. Donahue       In between meetings of the full Board, the     Two
            John E. Murray,       Executive Committee generally may exercise
            Jr., J.D., S.J.D.     all the powers of the full Board in the
                                  management and direction of the business and
                                  conduct of the affairs of the Trust in such
                                  manner as the Executive Committee shall deem
                                  to be in the best interests of the Trust.
                                  However, the Executive Committee cannot
                                  elect or remove Board members, increase or
                                  decrease the number of Trustees, elect or
                                  remove any Officer, declare dividends, issue
                                  shares or recommend to shareholders any
                                  action requiring shareholder approval.

Audit       Thomas G. Bigley      The Audit Committee reviews and       Five
            John T. Conroy, Jr.   recommends to the full Board the independent
            Nicholas P.           auditors to be selected to audit the Fund`s
            Constantakis          financial statements; meets with the
            Charles F.            independent auditors periodically to review
            Mansfield, Jr.        the results of the audits and reports the
                                  results to the full Board; evaluates the
                                  independence of the auditors, reviews legal
                                  and regulatory matters that may have a
                                  material effect on the financial statements,
                                  related compliance policies and programs,
                                  and the related reports received from
                                  regulators; reviews the Fund`s internal
                                  audit function; reviews compliance with the
                                  Fund`s code of conduct/ethics; reviews
                                  valuation issues; monitors inter-fund
                                  lending transactions; reviews custody
                                  services and issues and investigates any
                                  matters brought to the Committee's attention
                                  that are within the scope of its
                                  duties.

Board ownership of shares in the fund and in the Federated family of Investment companies AS OF DECEMBER 31, 2002
-------------------------------------------------------------------------
                        Dollar Range of               Aggregate
                           Shares Owned         Dollar Range of
                                in Fund         Shares Owned in
Interested                                  Federated Family of
Board Member Name                          Investment Companies
John F. Donahue                    None           Over $100,000
J. Christopher Donahue             None           Over $100,000
Lawrence D. Ellis,                 None           Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley                   None           Over $100,000
John T. Conroy, Jr.                None           Over $100,000
Nicholas P.                        None           Over $100,000
Constantakis
John F. Cunningham                 None           Over $100,000
Peter E. Madden                    None           Over $100,000
Charles F. Mansfield,              None      $50,001 - $100,000
Jr.
John E. Murray, Jr.,               None           Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                  None           Over $100,000
John S. Walsh                      None           Over $100,000

INVESTMENT ADVISER
-------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund.

Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Advisers, a wholly owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Co. L.P., with a 49.5% interest.
As required by the 1940 Act, the Fund's Board has reviewed the
Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the
Federated organization in addition to investment advisory services; and
the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the
Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated
in their decisions that the following factors may be relevant to an
Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the
Adviser's cost of providing the services; the extent to which the
Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent
Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance
(in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the
Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates;
compliance and audit reports concerning the Federated funds and the
Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the
Federated funds under separate contracts (e.g., for serving as the
Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund
trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its
shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume
transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated
Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:
                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
In addition, the Fund's Distributor provides administrative personnel and services to Federated Services Company for which it receives a fee equal to approximately 0.039% of average daily net assets of the Fund.
-------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of
Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Edward D. Jones & Co., L.P. maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended              2003                 2002           2001
February 28
Advisory Fee Earned             $46,822,070          $46,880,163    $39,385,700
Advisory Fee Reduction          $0                   $0             $0
Advisory Fee Reimbursement      $0                   $0             $0
Brokerage Commissions           $0                   $0             $0
Administrative Fee              $8,567,549           $8,586,083     $7,179,046
Shareholder Services Fee:
  Investment Shares             $23,348,251          --             --
  Retirement Shares             $5,134,293           --             --

-------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended February 28, 2003.
Yield and Effective Yield are given for the 7-day period ended February
28, 2003.
                       7-Day Yield    1 Year    5 Years  10 Years
Investment Shares:
Total Return           N/A            0.97%     3.67%    3.89%
Yield                  0.53%          N/A       N/A      N/A
Effective Yield        0.53%          N/A       N/A      N/A

-------------------------------------------------------------------------
                       7-Day Yield           Start of
                                     1 Year  Performance on
                                             5/21/2001
Retirement Shares:
Total Return           N/A            0.50%  1.08%
Yield                  0.25%          N/A    N/A
Effective Yield        0.25%          N/A    N/A
-------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with
$10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD and Effective Yield
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one
Share and all dividends declared on the original and any purchased
Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the
Fund uses in advertising may include:

Lipper, Inc.

Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments" category in advertising and sales literature.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting  investor  needs by making  structured,
straightforward   and   consistent   investment   decisions.    Federated
investment  products have a history of competitive  performance  and have
gained  the  confidence  of  thousands  of  financial   institutions  and
individual investors.

Federated's  disciplined  investment selection process is rooted in sound
methodologies   backed  by  fundamental   and  technical   research.   At
Federated,  success in  investment  management  does not depend solely on the skill of a single  portfolio  manager.  It is a fusion of  individual talents and  state-of-the-art  industry tools and resources.  Federated's investment  process  involves  teams of portfolio  managers and analysts, and  investment  decisions  are executed by traders who are  dedicated to specific  market  sectors and who handle  trillions  of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal  sector,  as of December 31, 2002,  Federated managed 14 bond  funds  with  approximately  $3.2  billion  in  assets  and 22 money market funds with  approximately  $20.6 billion in total assets. In 1976,
Federated  introduced  one of the first  municipal  bond mutual  funds in the  industry  and is now  one of the  largest  institutional  buyers  of municipal  securities.  The Funds may quote statistics from organizations including The Tax Foundation and the National  Taxpayers  Union regarding the tax obligations of Americans.

Equity Funds
n the equity  sector,  Federated has more than 31 years'  experience.  As of  December  31,  2002,  Federated  managed  37  equity  funds  totaling approximately  $16.2  billion  in assets  across  growth,  value,  equity
income,   international,   index  and  sector  (i.e.   utility)   styles.
Federated's  value-oriented  management  style combines  quantitative and
qualitative   analysis  and  features  a  structured,   computer-assisted
composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In  the  corporate  bond  sector,  as of  December  31,  2002,  Federated
managed  10  money   market   funds  and  9  bond   funds   with   assets
approximating    $59.4   billion   and   $6.0   billion,    respectively.
Federated's   corporate   bond  decision   making--based   on  intensive,
diligent  credit  analysis--is  backed by over 29 years of  experience in the  corporate  bond sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one
of  the  first  fund  managers  to   participate   in  the  asset  backed
securities market, a market totaling more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2002,  Federated managed 7 mortgage backed,  3 multi-sector  government  funds, 4  government/agency and 19 government  money market mutual funds,  with assets  approximating
$4.9   billion,   $0.9   billion,   $2.9   billion  and  $56.2   billion,
respectively.  Federated  trades  approximately  $90.4  billion  in  U.S.
government   and   mortgage   backed    securities   daily   and   places
approximately  $35 billion in repurchase  agreements each day.  Federated introduced the first U.S.  government  fund to invest in U.S.  government bond  securities in 1969.  Federated has been a major force in the short-
and  intermediate-term   government  markets  since  1982  and  currently
manages  approximately  $50  billion in  government  funds  within  these maturity ranges.

Money Market Funds
In the money market  sector,  Federated  gained  prominence in the mutual fund  industry  in 1974  with the  creation  of the  first  institutional money market fund.  Simultaneously,  the company pioneered the use of the amortized  cost method of accounting  for valuing  shares of money market funds,  a  principal  means used by money  managers  today to value money market fund shares.  Other  innovations  include the first  institutional tax-free  money market fund. As of December 31, 2001,  Federated  managed
$136.2  billion in assets  across 52 money  market  funds,  including  19 government,  10 prime,  22 municipal and 1  euro-denominated  with assets approximating  $56.2  billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible for oversight of the various investment  sectors  within  Federated  are:  Global  Equity - Stephen F.
Auth  is  responsible   for  overseeing  the  management  of  Federated's
domestic  and  international  equity  products;  Global  Fixed  Income  -
William D. Dawson III is  responsible  for  overseeing  the management of
Federated's  domestic  and  international  fixed  income  and high  yield products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their  financial goals through mutual funds.  These  investors,  as well as businesses and institutions,  have  entrusted  over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately  3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for  a  variety  of  purposes,  including  defined  benefit  and  defined contribution programs, cash management,  and asset/liability  management.
Institutional  clients include  corporations,  pension funds,  tax exempt entities,  foundations/endowments,  insurance  companies,  and investment and  financial  advisers.  The  marketing  effort to these  institutional clients  is  headed by John B.  Fisher,  President,  Institutional  Sales
Division, Federated Securities Corp.

Bank Marketing
Other  institutional  clients  include  more than  1,600  banks and trust organizations.  Virtually all of the trust  divisions of the top 100 bank holding companies use Federated funds in their clients'  portfolios.  The marketing  effort  to trust  clients  is headed by  Timothy  C.  Pillion,
Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are  available  to  consumers  through  major  brokerage
firms   nationwide--we   have   over   2,000   broker/dealer   and   bank
broker/dealer   relationships  across  the   country--supported  by  more
wholesalers than any other mutual fund distributor.  Federated's  service to financial  professionals  and  institutions has earned it high ratings in several  surveys  performed by DALBAR,  Inc.  DALBAR is  recognized as the industry  benchmark for service  quality  measurement.  The marketing
effort  to  these   firms  is  headed  by  James  F.   Getz,   President,
Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

Edward Jones Money Market Fund
Investment Shares
Retirement Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights. MO 63043

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:

                     (a)      Conformed copy of the Declaration
                              of Trust, as amended; (15)
                        (i)   Conformed copy of the Restatement
                              and Amendment No. 4 to the
                              Declaration of Trust, dated April
                              2, 1999; (19)
                        (ii)  Conformed copy of Amendment No. 5
                              to the Amended and Restated
                              Declaration of Trust, dated May
                              17, 2000; (19)
                        (iii) Conformed copy of Amendment No. 6
                              to the Amended and Restated
                              Declaration of Trust, dated
                              November 15, 2000; (19)
                     (b)(i)   Copy of By-Laws of the Registrant
                              as amended and restated; (15)
                        (ii)  Copy of Amendment No. 3 to the
                              By-Laws; (17)
                        (iii) Copy of Amendment No. 4 to the
                              By-Laws; (18)
                        (iv)  Copy of Amendment No. 5 to the
                              By-Laws; (18)
                        (v)   Copy of Amendment No. 6 to the
                              By-Laws; (18)
                        (vi)  Copy of Amendment No. 7 to the
                              By-Laws; (18)
                        (vii) Copy of Amended and Restated
                              By-Laws, effective April 2, 1999;
                              (19)
                        (viii)Copy of Amendment No. 1 to
                              By-Laws, (effective August 23,
                              2003); +
                     (c)      Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Registrant; (15)
                              Conformed copy of the Investment
                              Advisory Contract of the
                              Registrant; (11)
                        (i)   Conformed copy of Amendment to
                              Investment Advisory Contract
                              Between Edward Jones Money Market
                              Fund and Passport Research, LTD.
                              (20)
                     (e)(i)   Conformed copy of Distributor's
                              Contract; (11)
                        (ii)  Copy of the Selling Group
                              Agreement; (15)
                        (iii) Conformed copy of Amended
                              Distributors Contract; (20)
                     (f)Not applicable;
                     (g)(i)   Conformed copy of the revised
                              Custodian Agreement of the
                              Registrant; (15)
                        (ii)  Conformed copy of Domestic Custody
                              Fee Schedule; (17)
                     (h)(i)   Conformed copy of Agreement for
                              Fund Accounting Services,
                              Administrative Services, Transfer
                              Agency Services and Custody
                              Services Procurement; (17)
                        (ii)  The Registrant hereby incorporates
                              the conformed copy of the Second
                              Amended and Restated Services
                              Agreement from Item (h)(v) of the
                              Investment Series Funds, Inc.
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              January 23, 2002. (File Nos.
                              33-48847 and 811-07021).
                        (iii) Conformed copy of Amended and
                              Restated Shareholder Services
                              Agreement; (17)
                        (iv)  Conformed copy of Second Amended
                              and Restated Shareholder Services
                              Agreement; (20)
                        (iv)  Conformed copy of Shareholder
                              Services Sub-Contract; (15)
                        (v)   Conformed Copy of Agreement for
                              Transfer Agency Services; +
                        (vi)  Conformed copy of Amendment to
                              Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services Procurement;+
                     (i)      Conformed copy of Opinion and
                              Consent of Counsel as to Legality
                              of Shares being registered; (15)
                     (j)      Conformed copy of Consent of
                              Independent Auditors; +
                     (k)      Not applicable;
                     (l)      Conformed copy of Initial Capital
                              Understanding; (15)
                     (m)      Not applicable;
                     (n)      The Registrant hereby incorporates
                              the conformed copy of the Multiple
                              Class Plan from Item (n) of the
                              Federated Total Return Government
                              Bond Fund Registration Statement
                              on Form N-1A, filed with the
                              Commission on April 24, 2002.
                              (File Nos. 33-60411 and 811-07309);
                     (o)(i)   Conformed copy of Power of
                              Attorney of the Registrant; (19)
                        (ii)  Conformed copy of Power of
                              Attorney of William D. Dawson,
                              III, Chief Investment Officer of
                              the Registrant; (19)
                        (iii) Conformed copy of Power of
                              Attorney of J. Christopher
                              Donahue, President and Trustee and
                              Richard B. Fisher, Vice Chairman
                              of the Registrant; +
                     (p)      The Registrant hereby incorporates
                              the conformed copy of the Code of
                              Ethics for Access Persons from
                              Item 23(p) of the Federated High
                              Yield Trust Registration Statement
                              on Form N-1A filed with the
                              Commission on April 28, 2003.
                              (File Nos. 2-91091 and 811-4018).

+     All exhibits have been filed electronically.

11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No.20 on FormN-1A filed
      February20, 1990.  (File Nos.2-66437 and 811-2993).
15.   Response is incorporated by reference to Registrants
      Post-Effective Amendment No. 31 on Form N-1A filed April
      20, 1995. (File Nos. 2-66437 and 811-2993).
17.   Response is incorporated by reference to Registrants
      Post-Effective Amendment No. 34 on Form N-1A filed April
      28, 1998. (File Nos. 2-66437 and 811-2993).
18.   Response is incorporated by reference to Registrants
      Post-Effective Amendment No. 35 on Form N-1A filed
      February 26, 1999. (File Nos. 2-66437 and 811-2993).
19.   Response is incorporated by reference to Registrants
      Post-Effective Amendment No. 35 on Form N-1A filed April
      6, 2002. (File Nos. 2-66437 and 811-2993).
20.   Response is incorporated by referenced to Registrant's
      Post-Effective Amendment No. 40 on Form N-1A filed April
      26, 2002. (File Nos. 2-66437 and 811-2993).

Item 24.    Persons Controlled by or Under Common Control with
            Registrant:

            None

Item 25.    Indemnification: (11)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser, see the section entitled Who Manages the Fund?
            in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment
            adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the
            Fund?"  The remaining Trustees of the investment adviser
            and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
            Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer:             Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Robert E. Cauley
                                                Regina Chi
                                                Ross M. Cohen
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John P. Quartarolo
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                David W. Cook
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Diane R. Startari
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman
                                                Leslie K. Ross

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the
            investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
            individuals are also officers of a majority of the
            investment advisers to the investment companies in the
            Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for
                  shares of the Registrant, acts as principal
                  underwriter for the following open-end
                  investment companies, including the Registrant:

                  Cash Trust Series II; Cash Trust Series, Inc.;
                  Edward Jones Money Market Fund; Edward Jones
                  Tax-Free Money Market Fund; Federated American
                  Leaders Fund, Inc.; Federated Adjustable Rate
                  Securities Fund; Federated Capital Income Fund,
                  Inc.; Federated Core Trust; Federated Equity
                  Funds; Federated Equity Income Fund, Inc.;
                  Federated Fixed Income Securities, Inc.;
                  Federated GNMA Trust; Federated Government
                  Income Securities, Inc.; Federated High Income
                  Bond Fund, Inc.; Federated High Yield Trust;
                  Federated Income Securities Trust; Federated
                  Income Trust; Federated Index Trust; Federated
                  Institutional Trust; Federated Insurance
                  Series; Federated International Series, Inc.;
                  Federated Investment Series Funds, Inc.;
                  Federated Limited Duration Government Fund,
                  Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.;
                  Federated Municipal Securities Fund, Inc.;
                  Federated Municipal Securities Income Trust;
                  Federated Short-Term Municipal Trust; Federated
                  Stock and Bond Fund, Inc.; Federated Stock
                  Trust; Federated Total Return Government Bond
                  Fund; Federated Total Return Series, Inc.;
                  Federated U.S. Government Bond Fund; Federated
                  U.S. Government Securities Fund: 1-3 Years;
                  Federated U.S. Government Securities Fund: 2-5
                  Years; Federated World Investment Series, Inc.;
                  Intermediate Municipal Trust; Money Market
                  Obligations Trust; CCMI Funds; Regions Morgan
                  Keegan Select Funds; RIGGS Funds; SouthTrust
                  Funds; and Vision Group of Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice Chairman

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained
            by Section 31(a) of the Investment Company Act of
            1940 and Rules 31a-1 through 31a-3 promulgated
            thereunder are maintained at one of the following
            locations:

        Edward Jones Money Market           Reed Smith
        Fund                                Investment Management
                                            Group (IMG)
                                            Federated Investors Tower
                                            12th Floor
                                            1001 Liberty Avenue
                                            Pittsburgh, PA
                                            15222-3779

                                            Federated Investors
                                            Funds 5800 Corporate
                                            Drive
                                            Pittsburgh, Pennsylvania
                                            15237-7000

        State Street Bank and Trust         P.O. Box 8600
        Company ("Custodian")               Boston,
Massachusetts
                                            02266-8600

        Federated Shareholder Services Company
        ("Transfer Agent and                Edward D. Jones & Co., L.P.
        Dividend Disbursing Agent")         201 Progress Parkway
                                            Maryland Heights, MO
                                            63043

        Federated Services Company          Federated Investors
        ("Administrator")                   Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania
                                            15222-3779

        Passport Research, Ltd.             Federated Investors Tower
        ("Adviser")                         1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania
                                            15222-3779

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the
            provisions of Section 16(c) of the 1940 Act with
            respect to the removal of Trustees and the calling
            of special shareholder meetings by shareholders.

                            SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EDWARD
JONES MONEY MARKET FUND, certifies that it meets all of the
requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the
undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1rst day of May, 2003.

                  EDWARD JONES MONEY MARKET FUND

                  BY: /s/ Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  May 1, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                         DATE

By: /s/ Leslie K. Ross      Attorney In Fact              May 1, 2003
    Leslie K. Ross          For the Persons
    ASSISTANT SECRETARY     Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee

Richard B. Fisher*                Vice Chairman

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

*  By Power of Attorney